Interim Condensed Consolidated Balance Sheets $ in Thousands	Jun. 30, 2024 USD ($)		Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Current assets:
Cash and cash equivalents	$ 3,547,000		$ 4,807	$ 3,858,000		$ 5,089	$ 6,561
Accounts receivable, net	3,673,000		4,978	3,619,000		4,775	5,635
Prepaid expenses and other current assets, net	1,973,000		2,672	1,793,000		2,366	2,248
Deferred financing costs	263,000		356	270,000		356
Inventory	9,517,000		12,898	10,667,000		14,073	11,892
Total current assets	18,973,000		25,711	20,207,000		26,659	26,336
Financial instruments	368,000		499	186,000		245	245
Property, plant and equipment, net	6,043,000		8,190	6,454,000		8,515	8,818
Deferred tax assets	102,000		138	56,000		74	66
Total non-current assets	6,513,000		8,827	6,696,000		8,834	9,129
TOTAL ASSETS	25,486,000		34,538	26,903,000		35,493	35,465
Current liabilities:
Bank loans - current	3,840,000		5,204	3,215,000		4,241	5,457
Lease payable - current	223,000		302	227,000		300	280
Accounts payable, accruals, and other current liabilities	1,246,000		1,689	1,580,000		2,085	2,664
Warranty liabilities	16,000		22	17,000		22	22
Income taxes payable	168,000		227	113,000		149	319
Contract liabilities	3,735,000		5,061	5,276,000		6,960	4,319
Total current liabilities	9,228,000		12,505	10,428,000		13,757	13,802
Bank loans – non-current	2,674,000		3,624	2,835,000		3,740	3,976
Lease payable – non-current	832,000		1,127	973,000		1,283	1,406
Total non-current liabilities	3,506,000		4,751	3,808,000		5,023	5,382
TOTAL LIABILITIES	12,734,000		17,256	14,236,000		18,780	19,184
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$0.003 par value per share; 33,333,333 authorized as of December 31, 2023 and June 30, 2024; 5,006,666 shares issued and outstanding, respectively*	15,000	[1]	20	15,000	[2]	20	20	[2]
Additional paid-in capital	11,574,000		15,686	11,890,000		15,686	15,686
Treasury shares (9,952 acquired as of December 31, 2023)	(13,000)		(18)	(14,000)		(18)
Retained earnings	1,272,000		1,724	853,000		1,126	607
Accumulated other comprehensive losses	(96,000)		(130)	(77,000)		(101)	(32)
Total shareholders’ equity	12,752,000		17,282	12,667,000		16,713	16,281
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 25,486,000		$ 34,538	26,903,000		35,493	35,465
Majority Shareholder [Member]
Current liabilities:
Loan from controlling shareholder							$ 741

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements
[2]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements